Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Long-Term Debt
Letters of credit outstanding	$ 0.2	$ 0.2
Revolving credit facility | Senior secured credit facility
Long-Term Debt
Maturity term (year)	5 years
Available for use	$ 350.0
Long-term line of credit drawn amount	0.0
Revolving credit facility | Senior secured credit facility | Maximum
Long-Term Debt
Line of credit facility		$ 500.0
Revolving credit facility | Senior secured credit facility | Minimum
Long-Term Debt
Line of credit facility	$ 350.0
Senior secured credit facility | Maximum
Long-Term Debt
Percentage of undrawn amounts (in percentage)	0.40%
Senior secured credit facility | Maximum | CDOR
Long-Term Debt
Interest rates under the revolving operating portion	2.50%
Senior secured credit facility | Minimum
Long-Term Debt
Percentage of undrawn amounts (in percentage)	0.20%
Senior secured credit facility | Minimum | CDOR
Long-Term Debt
Interest rates under the revolving operating portion	0.00%